Loans - Net Loans Held-for-Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	$ 8,253,818	$ 7,881,133
Total loans held-for-investment, net	8,292,010	7,916,928
Allowance for credit losses	(67,201)	(59,958)	$ (55,096)	$ (52,803)
Loans receivable, net	8,224,809	7,856,970
Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans held-for-investment, net	3,856,773	4,022,224
Allowance for credit losses	(38,144)	(35,183)	(37,535)	$ (42,617)
Loans receivable, net	3,818,629	3,987,041
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	8,243,376	7,869,447
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans held-for-investment, net	3,848,510	4,013,051
Allowance for credit losses	(35,523)	(32,279)	(34,450)
PCD
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	10,442	11,686
Allowance for credit losses	(46)	(33)
PCD | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans held-for-investment, net	8,263	9,173
Allowance for credit losses	(2,621)	(2,904)	(3,085)
Real estate loans: | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total loans held-for-investment, net	11,399
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	3,680,934	3,847,461
Total loans held-for-investment, net	3,680,934	3,847,461
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Multifamily | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	2,361,365	2,597,484
Total loans held-for-investment, net	2,361,365	2,597,484
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	911,390	889,801
Total loans held-for-investment, net	911,390	889,801
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	165,100	150,217
Total loans held-for-investment, net	165,100	150,217
Allowance for credit losses	(2,213)	(2,245)	(3,285)
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	198,557	174,062
Total loans held-for-investment, net	198,557	174,062
Allowance for credit losses	(2,880)	(2,254)	(1,705)
Real estate loans: | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Construction and land | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	44,522	35,897
Total loans held-for-investment, net	44,522	35,897
Allowance for credit losses	(102)	(103)	(149)
Total commercial and industrial and other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	167,576	165,590
Commercial and industrial loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	166,167	163,425
Total loans held-for-investment, net	166,167	163,425
Allowance for credit losses	(5,842)	(6,724)	(6,050)
Other loans | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total commercial and industrial and other loans	1,409	2,165
Total loans held-for-investment, net	1,409	2,165
Allowance for credit losses	$ (4)	$ (4)	$ (6)